Share Capital	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
hares of common shares at no par value. The share capital activity was as follows (in thousands):

	Number of Shares	Amount
Shares issued during the year ended December 31, 2014:
Common shares issued	11,108	$85,257
Common shares issued for warrants exercised	2,101	$2,712
Shares issued under equity incentive plan	247	$148
Shares issued during the year ended December 31, 2015:
Common shares issued	8,764	$20,139
Common shares issued for warrants exercised	349	$1,265
Shares issued under equity incentive plan	1,531	$(6)
Shares issued during the year ended December 31, 2016:
Common shares issued	15,126	$5,414
Common shares issued for warrants exercised	3,508	$3,652
Shares issued under equity incentive plan	2,733	$520

At December 31, 2016, the Company had the following outstanding warrants to purchase common shares (in thousands):

Date issued	Contractual life (years)	Exercise price		Number outstanding		Expiration
February 2015	3	$4.50		100		February 20, 2018
March 2015	3	$7.21		100		March 6, 2018
March 2015	3	$5.02		100		March 20, 2018
May 2015	5	$4.00		840		May 31, 2020
October 2015	5	$2.33		402		October 14, 2020
December 2015	3	$1.54		500		December 21, 2018
December 2015	5	$2.50		1,028		December 15, 2020
December 2015	5	$1.08	(1)	1,500	(2)	December 4, 2020
February 2016	3	$1.62		500		February 26, 2019
March 2016	5	$2.50		30		March 4, 2021
March 2016	5	$1.22		4,168		March 25, 2021
November 2016	3	$2.00		25		November 8, 2019
January 2016	3	$2.06		88		November 30, 2018
December 2016	6	$0.01		862		December 30, 2022
				10,243	(3)
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(1)
These warrants to purchase common shares include a one-time adjustment provision, as defined in the agreement, which provided that the exercise price will be automatically adjusted, if the adjustment price as calculated on May 28, 2016, is less than $2.50. On May 28, 2016, the exercise price was adjusted to $1.08 for the one-time adjustment provision.

(2)
If the Company or any subsidiary thereof, at any time while this warrant is outstanding, enters into a Variable Rate Transaction (“VRT”) (as defined in the purchase agreement) and the issue price, conversion price or exercise price per share applicable thereto is less than the warrant exercise price then in effect, the exercise price shall be reduced to equal the VRT price.

(3)	Includes 6.8 million of warrants to purchase common shares, in the aggregate, issued to related parties.
Related Party Warrant Exchange Agreement
In March 2016, the Company entered into a warrant exchange agreement with MF Ventures, LLC (“MF Ventures”), a related party, pursuant to which the Company agreed to issue a warrant (the “New Warrant”) for the purchase of up to 7,199,216 common shares (the “Warrant Shares”) in exchange for the surrender and cancellation of previously outstanding warrants for the purchase of up to, in aggregate, 3,031,249 common shares (the “Previously Outstanding Warrants”). The terms of the New Warrant are substantially similar to the Previously Outstanding Warrants except the exercise price has changed to $1.22 per common share. On March 25, 2016, MF Ventures exercised 3,031,249 of the Warrant Shares for 3,031,249 common shares pursuant to which the Company received $3.7 million in proceeds. The expiration date for the remaining balance of the New Warrant is March 25, 2021.
Private Placement
Between December 2016 and March 16, 2017, the Company completed a private placement and issued a total of 18,139,998 “Units” at a purchase price of $0.30 per Unit. Each Unit consisted of one common share and one warrant from each of two series of warrants, as described below. The Company received gross proceeds of $5.4 million in connection with the sale of the Units.
The first series of warrants is exercisable to purchase 18,139,998 common shares in the aggregate and has an exercise price of $0.40 per share, a one-year term, and is exercisable in whole or in part at any time prior to expiration. The second series of warrants is exercisable for 18,139,998 common shares in the aggregate and has an exercise price of $0.55 per share, a five-year term, and is exercisable in whole or in part at any time prior to expiration.
MF Ventures, a related party, participated in the private placement and acquired 8,333,333 common shares and warrants to purchase 16,666,666 shares.
Lynn Factor and Sheldon Inwentash, a married couple and related party, participated in the private placement by acquiring 5,325,000 common shares and warrants to purchase 10,650,000 shares. An additional 700,000 common shares and warrants to purchase 1,400,000 shares were acquired by ThreeD Capital Inc. Mr. Inwentash is the Chief Executive Officer of ThreeD Capital Inc.